LONG-TERM LOANS AND CREDIT LINES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total balance amount		$ 17,371	$ 27,224
ISRAEL | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount		$ 2,171	2,601
Rate	[1]	7.15%
Duration		7 years
ISRAEL | Government Guarantee Loan [Member]
Debt Instrument [Line Items]
Total balance amount		$ 3,990	4,707
Rate	[1]	7.75%
ISRAEL | Government Guarantee Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Duration		5 years
ISRAEL | Government Guarantee Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Duration		10 years
UNITED STATES | Line of Credit [Member]
Debt Instrument [Line Items]
Total balance amount		$ 4,350	12,137
UNITED STATES | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	[1]	7.25%
UNITED STATES | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	[1]	8.60%
UNITED STATES | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount		$ 6,285	7,076
UNITED STATES | Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate		3.75%
Duration		5 years
UNITED STATES | Commercial Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate		4.20%
Duration		10 years
UNITED STATES | Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Total balance amount		$ 575	$ 712
Rate		6.65%
Duration		5 years

[1]	As of December 31, 2024